Note 16 - Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Dividends Declared and Distributed

The table below summarizes the dividends declared and distributed in 2023 and 2024 (in thousands except per share amounts):

Payment date	Type	Per share	Total dividends	Offset against receivables	Paid in cash
February 9, 2023	Special	$0.80	$71,256	$58,983	$12,273
July 12, 2023	Recurring	$0.40	$35,965	$25,133	$10,832
Total dividends paid in 2023		$1.20	$107,222	$84,116	$23,105
January 9, 2024	Recurring	$0.40	$35,007	$25,133	$9,874
July 15, 2024	Recurring	$0.40	$35,391	$7,829	$27,561
Total dividends paid in 2024		$0.80	$70,398	$32,962	$37,435

Summary of Capital Returned to Shareholders

The following table summarizes total capital returned to shareholders in the Company through share repurchases and dividends during 2022, 2023 and 2024 (in thousands, except number of shares and per share amounts):

	Share repurchases			Dividends
Year ended December 31,	Number of shares	Average price paid per share	Amount	Per share	Amount	Total capital returns
2022	26,729,495	$5.46	$146,068	$—	$—	$146,068
2023	2,765,346	$11.82	$32,695	$1.20	$107,222	$139,917
2024	—	$—	$—	$0.80	$70,398	$70,398

Summary of Net Gains on Investment Portfolio	(in thousands):

	Year ended December 31,
	2022	2023	2024
Realized net gain (loss)	$(18,375)	$37,564	$—
Change in unrealized net gain (loss)	34,321	(34,321)	—
Total fair value gain on short-term investments	$15,946	$3,243	$—